Debt - Narrative (Details) - USD ($)				3 Months Ended			12 Months Ended
	Apr. 10, 2018	Nov. 15, 2016	Dec. 08, 2015	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Mar. 01, 2020	Nov. 13, 2019
Debt Instrument [Line Items]
Loss on debt extinguishment							$ 1,141,000	$ 0	$ 0
Long term debt, gross						$ 411,750,000	358,500,000	232,625,000
New Credit Facility
Debt Instrument [Line Items]
Remaining availability							$ 49,500,000
Ratio of consolidated net debt to EBITDA (no greater than)						4.50	4.50
Ratio of consolidated EBITDA to fixed charges (no less than)						1.20	1.20
Debt issuance costs							$ 8,800,000
New Credit Facility | Scenario, Previously Reported [Member]
Debt Instrument [Line Items]
Remaining availability							$ 106,500,000
New Credit Facility | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate						2.25%	2.25%
New Credit Facility | Alternative Base Rate
Debt Instrument [Line Items]
Basis spread on variable rate						1.25%	1.25%
New Credit Facility | Revolving credit facility
Debt Instrument [Line Items]
Maximum borrowing capacity											$ 100,000,000.0
Weighted-average interest rate						4.10%	4.45%
Long term debt, gross						$ 50,500,000	$ 58,500,000	0
New Credit Facility | Revolving credit facility | Federal Funds Effective Rate
Debt Instrument [Line Items]
Basis spread on variable rate						0.50%	0.50%
New Credit Facility | Revolving credit facility | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate						1.00%	1.00%
New Credit Facility | Letter of Credit
Debt Instrument [Line Items]
Maximum borrowing capacity											10,000,000.0
New Credit Facility | Swing Line Facility
Debt Instrument [Line Items]
Maximum borrowing capacity											10,000,000.0
New Credit Facility | Term Loan
Debt Instrument [Line Items]
Face amount											240,000,000.0
Additional term loan repayment rate						5.00%	5.00%
Long term debt, gross						$ 237,000,000	$ 240,000,000	0
New Credit Facility | Additional Term Loan Facility
Debt Instrument [Line Items]
Face amount											$ 125,000,000.0
New Credit Facility | Delayed Draw Term Loan (DDTL)
Debt Instrument [Line Items]
Long term debt, gross						124,250,000	60,000,000	$ 0		$ 65,000,000
Prior Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 300,000,000	$ 210,000,000
Unused line fee	0.25%	0.30%
Weighted-average interest rate								4.60%
Loss on debt extinguishment							1,100,000
Prior Credit Facility | LIBOR | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate	1.70%	1.95%	2.00%
Prior Credit Facility | LIBOR | Maximum
Debt Instrument [Line Items]
Basis spread on variable rate	2.50%	3.00%	3.25%
Prior Credit Facility | Revolving credit facility
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 85,000,000	$ 55,000,000	$ 35,000,000
Borrowing base limitation, percentage of cash outstanding	90.00%
Payments required if balance exceeds credit commitment amount	$ 85,000,000
Long term debt, gross							85,000,000.0	$ 50,000,000
Prior Credit Facility | Revolving credit facility | Scenario, Previously Reported [Member]
Debt Instrument [Line Items]
Long term debt, gross							0
Prior Credit Facility | Swing Line Facility
Debt Instrument [Line Items]
Maximum borrowing capacity							5,000,000.0
Prior Credit Facility | Term Loan
Debt Instrument [Line Items]
Maximum borrowing capacity	125,000,000	90,000,000
Face amount			50,000,000
Long term debt, gross							0	115,625,000
Prior Credit Facility | Term Loan | Forecast
Debt Instrument [Line Items]
Future quarterly payment				$ 4,687,500	$ 3,906,250	$ 3,125,000
Prior Credit Facility | Additional Term Loan Facility
Debt Instrument [Line Items]
Maximum borrowing capacity							125,000,000.0
Prior Credit Facility | Contract draw loan
Debt Instrument [Line Items]
Maximum borrowing capacity							170,000,000.0
Face amount	$ 90,000,000	$ 65,000,000	$ 40,000,000
Long term debt, gross							$ 0	$ 67,000,000